Statement of Additional Information Supplement* January 31, 2000

AXP Blue Chip Advantage Fund S-6025-20 M (4/99)
AXP Discovery Fund S-6457-20 T (9/99)
AXP Equity Value Fund S-6382-20 G (5/99)
AXP Global Balanced Fund S-6352-20 E (12/99)
AXP Growth Fund S-6455-20 R (9/99)
AXP New Dimensions Fund S-6440-20 P (9/99)
AXP Progressive Fund S-6449-20 R (11/99)
AXP Research Opportunities Fund S-6356-20 E (9/99)
AXP Small Company Index Fund S-6357-20 E (4/99)
AXP Stock Fund S-6351-20 R (11/99)
AXP Strategy Aggressive Fund S-6381-20 F (5/99)

In the agreement section, the discussion of the Investment Management Services Agreement is modified to reflect the change in the Lipper index shown in the following table.

As of January 1, 2000, Lipper, Inc. modified and expanded some of its indexes. The following table illustrates the old name and the new name of the Lipper indexes used as comparison for the Funds.

---------------------------------   ----------------------------    ---------------------------
Name of Fund                        Old Index                        New Index
AXP Blue Chip Advantage Fund        Lipper Growth and Income         Lipper Large-Cap Core
AXP Discovery Fund                  Lipper Small Company Growth      Lipper Small-Cap Core
AXP Equity Value Fund               Lipper Growth and Income         Lipper Large-Cap Value
AXP Global Balanced Fund            Lipper Global                    Lipper Global Flexible
AXP Growth Fund                     Lipper Growth                    Lipper Large-Cap Growth
AXP New Dimensions Fund             Lipper Growth                    Lipper Large-Cap Growth
AXP Progressive Fund                Lipper Capital Appreciation      Lipper Mid-Cap Value
AXP Research Opportunities Fund     Lipper Growth                    Lipper Large-Cap Core
AXP Small Company Index Fund        Lipper Small Cap Fund            Lipper Small-Cap Core
AXP Stock Fund                      Lipper Growth and Income         Lipper Large-Cap Core
AXP Strategy Aggressive Fund        Lipper Capital Appreciation      Lipper Mid-Cap Growth
---------------------------------   ----------------------------    ---------------------------


S-6392 A  (1/00)
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